FAIR VALUE MEASUREMENTS - Changes in the fair value of Level 3 warrant liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Fair Value Adjustment of Warrants
Transfers into Level 3	$ 0
Level 3 | Public Warrants
FAIR VALUE MEASUREMENTS
Transfer to Level 1		$ 9,000,000.0
Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Transfer to Level 2		6,700,000
Recurring | Level 3
FAIR VALUE MEASUREMENTS
Fair value, Beginning balance	0	21,912,800
Change in fair value		(6,260,800)
Transfer to Level 1		(8,970,000)
Transfer to Level 2		(6,682,000)
Fair value, Ending balance		0
Recurring | Level 3 | Public Warrants
FAIR VALUE MEASUREMENTS
Fair value, Beginning balance	0	12,558,000
Change in fair value		(3,588,000)
Transfer to Level 1		(8,970,000)
Fair value, Ending balance		0
Recurring | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Fair value, Beginning balance	$ 0	9,354,800
Change in fair value		(2,672,800)
Transfer to Level 2		(6,682,000)
Fair value, Ending balance		$ 0